LONG-TERM DEBT - Senior Revolving Credit Facility Due 2018 (Narrative) (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2013 USD ($)	Dec. 31, 2017 USD ($)
Line of Credit Facility [Line Items]
Letters of credit which reduce availability under the facility		$ 95,900,000
Senior secured revolving credit facility
Line of Credit Facility [Line Items]
Term of senior secured revolving credit facility	5 years
Aggregate principal amount of revolving credit facility	$ 75,000,000.0
Amounts outstanding under revolving credit facility		0
Letters of credit which reduce availability under the facility		$ 71,200,000
Secured leverage ratio		1.5
Availability under facility as a percent of aggregate commitments		75.00%